Putnam VT International Equity Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (97.0%)(a)
	Shares	Value
Australia (1.9%)
BHP Billiton, Ltd.	151,236	$3,891,725

		3,891,725
Canada (1.7%)
Cenovus Energy, Inc.	297,800	1,160,739
CI Financial Corp.	189,400	2,402,438

		3,563,177
China (4.0%)
21Vianet Group, Inc. ADR(NON)	59,382	1,375,287
Alibaba Group Holding, Ltd.(NON)	46,200	1,708,414
Baidu, Inc. ADR(NON)	17,400	2,202,666
China Mobile, Ltd.	471,500	3,031,108

		8,317,475
Denmark (1.7%)
Orsted A/S	25,415	3,505,615

		3,505,615
France (9.9%)
AXA SA	177,159	3,270,414
Kering SA	5,396	3,585,022
Schneider Electric SA	37,369	4,638,053
Thales SA	42,718	3,198,669
Ubisoft Entertainment SA(NON)	32,172	2,907,358
Worldline SA(NON)	36,641	3,004,477

		20,603,993
Germany (11.8%)
adidas AG(NON)	12,694	4,108,581
Brenntag AG	34,986	2,226,171
CompuGroup Medical SE & Co. KgaA	32,326	2,991,879
Deutsche Boerse AG	22,183	3,895,759
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $8) (Private)(F)(RES)(NON)	12	11
KION Group AG	32,968	2,831,329
Merck KGaA	11,001	1,606,397
Software AG	60,730	2,994,749
Zalando SE(NON)	41,739	3,906,843

		24,561,719
Hong Kong (2.7%)
AIA Group, Ltd.	583,400	5,747,178

		5,747,178
Ireland (3.0%)
CRH PLC	92,232	3,330,603
Flutter Entertainment PLC	18,929	2,981,129

		6,311,732
Italy (1.9%)
Nexi SpA(NON)	196,904	3,948,506

		3,948,506
Japan (17.4%)
Astellas Pharma, Inc.	160,900	2,395,244
GMO internet, Inc.	52,700	1,377,617
Hoya Corp.	27,800	3,133,606
Japan Exchange Group, Inc.	106,000	2,966,357
MinebeaMitsumi, Inc.	107,200	2,022,578
Nintendo Co., Ltd.	8,200	4,661,539
Nippon Prologis REIT, Inc.(R)	834	2,816,066
PALTAC Corp.	47,000	2,372,220
Renesas Electronics Corp.(NON)	377,500	2,764,920
Secom Co., Ltd.	34,000	3,106,713
Sony Corp.	73,700	5,636,938
Sumitomo Mitsui Financial Group, Inc.	114,300	3,180,528

		36,434,326
Netherlands (7.8%)
Akzo Nobel NV	35,397	3,584,827
JDE Peet's BV(NON)	50,896	2,070,518
Koninklijke Ahold Delhaize NV	107,356	3,177,268
Koninklijke DSM NV	15,445	2,545,272
Unilever NV	83,128	5,018,457

		16,396,342
Norway (1.1%)
DNB ASA(NON)	168,042	2,320,945

		2,320,945
Portugal (1.5%)
Energias de Portugal (EDP) SA	644,341	3,166,976

		3,166,976
South Korea (1.6%)
Samsung Electronics Co., Ltd. (Preference)	78,738	3,397,002

		3,397,002
Switzerland (10.8%)
ABB, Ltd.	150,404	3,811,988
Coca-Cola HBC AG	112,874	2,790,154
Lonza Group AG	6,723	4,149,975
Novartis AG	64,956	5,644,759
SIG Combibloc Group AG	155,362	3,118,723
UBS Group AG	267,828	2,989,942

		22,505,541
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	235,000	3,529,365

		3,529,365
United Arab Emirates (1.1%)
Network International Holdings PLC(NON)	652,262	2,304,198

		2,304,198
United Kingdom (13.0%)
Anglo American PLC	139,565	3,370,300
Compass Group PLC	156,510	2,349,396
Diageo PLC	105,480	3,613,555
Imperial Brands PLC	192,004	3,384,424
Kingfisher PLC	719,946	2,751,501
Liberty Global PLC Class C(NON)	106,600	2,189,031
Prudential PLC	274,311	3,916,268
Standard Chartered PLC	507,582	2,327,048
Vodafone Group PLC	2,439,111	3,235,921

		27,137,444
United States (2.4%)
Linde PLC	10,642	2,518,776
Otis Worldwide Corp.	40,100	2,503,040

		5,021,816

Total common stocks (cost $188,430,402)		$202,665,075

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.21%(AFF)	Shares	4,270,283	$4,270,283
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	230,000	230,000
U.S. Treasury Bills 0.096%, 10/27/20(SEGSF)		$700,000	699,961
U.S. Treasury Cash Management Bills 0.087%, 12/22/20(SEGSF)		100,000	99,980

Total short-term investments (cost $5,300,215)			$5,300,224
TOTAL INVESTMENTS

Total investments (cost $193,730,617)			$207,965,299

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $140,116,941) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	10/21/20	$613,279	$617,564	$4,285
		British Pound	Buy	12/16/20	495,212	511,340	(16,128)
		Euro	Sell	12/16/20	2,676,986	2,709,343	32,357
		Japanese Yen	Buy	11/18/20	8,914,711	8,914,313	398
		Swiss Franc	Sell	12/16/20	574,008	580,792	6,784
	Barclays Bank PLC
		British Pound	Buy	12/16/20	2,107,102	2,175,866	(68,764)
		Euro	Buy	12/16/20	7,220,605	7,316,726	(96,121)
		Hong Kong Dollar	Buy	11/18/20	866,706	866,692	14
		Japanese Yen	Buy	11/18/20	221,308	221,509	(201)
		Swedish Krona	Buy	12/16/20	1,253,723	1,285,806	(32,083)
	Citibank, N.A.
		Australian Dollar	Buy	10/21/20	1,589,711	1,539,935	49,776
		British Pound	Sell	12/16/20	5,437,903	5,614,326	176,423
		Canadian Dollar	Buy	10/21/20	401,737	393,558	8,179
		Danish Krone	Buy	12/16/20	2,295,213	2,340,626	(45,413)
		Euro	Sell	12/16/20	1,677,550	1,697,606	20,056
		New Zealand Dollar	Buy	10/21/20	463,283	458,203	5,080
	Goldman Sachs International
		British Pound	Sell	12/16/20	3,208,160	3,315,742	107,582
		Canadian Dollar	Sell	10/21/20	1,218,129	1,219,601	1,472
		Chinese Yuan (Offshore)	Sell	11/18/20	3,503,316	3,406,090	(97,226)
		Japanese Yen	Sell	11/18/20	1,920,215	1,920,452	237
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/21/20	1,910,104	1,951,187	41,083
		British Pound	Buy	12/16/20	4,920,100	5,078,313	(158,213)
		Chinese Yuan (Offshore)	Sell	11/18/20	506,855	492,749	(14,106)
		Danish Krone	Sell	12/16/20	613,056	625,006	11,950
		Euro	Buy	12/16/20	2,246,912	2,273,609	(26,697)
		Hong Kong Dollar	Sell	11/18/20	531,537	531,482	(55)
		Japanese Yen	Sell	11/18/20	590,900	590,991	91
		Norwegian Krone	Sell	12/16/20	290,873	304,791	13,918
		Swiss Franc	Sell	12/16/20	2,105,603	2,130,405	24,802
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/16/20	3,572,985	3,689,067	116,082
		Canadian Dollar	Buy	10/21/20	919,136	900,339	18,797
		Japanese Yen	Buy	11/18/20	6,506,467	6,513,752	(7,285)
		Singapore Dollar	Buy	11/18/20	2,170,584	2,150,822	19,762
		South Korean Won	Sell	11/18/20	3,427,656	3,383,536	(44,120)
		Swedish Krona	Buy	12/16/20	4,200,085	4,308,678	(108,593)
		Swiss Franc	Sell	12/16/20	22,307	22,568	261
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/21/20	723,156	728,272	5,116
		British Pound	Buy	12/16/20	816,919	777,142	39,777
		Canadian Dollar	Buy	10/21/20	640,872	638,153	2,719
		Euro	Sell	12/16/20	4,615,024	4,620,721	5,697
		Japanese Yen	Buy	11/18/20	2,100,889	2,094,425	6,464
		Swiss Franc	Buy	12/16/20	2,707,686	2,739,389	(31,703)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/21/20	837,832	811,070	26,762
		British Pound	Buy	12/16/20	1,304,514	1,260,650	43,864
		Canadian Dollar	Sell	10/21/20	2,043,309	2,001,364	(41,945)
		Chinese Yuan (Offshore)	Sell	11/18/20	4,238,978	4,151,822	(87,156)
		Euro	Sell	12/16/20	991,685	1,004,564	12,879
		Hong Kong Dollar	Buy	11/18/20	461,677	461,632	45
		Israeli Shekel	Buy	10/21/20	1,218,873	1,213,830	5,043
		Japanese Yen	Sell	11/18/20	3,523,935	3,537,477	13,542
		Swedish Krona	Buy	12/16/20	743,581	762,603	(19,022)
		Swiss Franc	Buy	12/16/20	1,987,102	2,012,640	(25,538)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	10/21/20	2,308,505	2,260,847	(47,658)
		Euro	Sell	12/16/20	1,532,743	1,550,707	17,964
	UBS AG
		British Pound	Buy	12/16/20	2,129,307	2,198,914	(69,607)
		Canadian Dollar	Buy	10/21/20	1,580,812	1,558,141	22,671
		Euro	Sell	12/16/20	6,240,312	6,307,646	67,334
		Hong Kong Dollar	Buy	11/18/20	583,941	583,891	50
		Japanese Yen	Buy	11/18/20	3,882,717	3,883,950	(1,233)
		Norwegian Krone	Sell	12/16/20	448,416	469,658	21,242
		Swiss Franc	Sell	12/16/20	2,152,068	2,176,669	24,601
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	6,327,401	6,127,540	199,861
		Canadian Dollar	Sell	10/21/20	1,585,618	1,553,221	(32,397)
		Euro	Buy	12/16/20	569,949	576,618	(6,669)

	Unrealized appreciation						1,175,020

	Unrealized (depreciation)						(1,077,933)

	Total						$97,087
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $208,999,750.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $11, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$17,214,367	$17,214,367	$989	$—
	Putnam Short Term Investment Fund**	7,667,961	64,540,946	67,938,624	30,271	4,270,283

	Total Short-term investments	$7,667,961	$81,755,313	$85,152,991	$31,260	$4,270,283
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, there were no securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $504,980.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $361,277 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	15.8%
	Consumer discretionary	14.1
	Information technology	11.8
	Industrials	11.6
	Materials	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $111,579 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $410,698 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $504,980 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$3,891,725	$—
Canada	3,563,177	—	—
China	3,577,953	4,739,522	—
Denmark	—	3,505,615	—
France	—	20,603,993	—
Germany	—	24,561,708	11
Hong Kong	—	5,747,178	—
Ireland	—	6,311,732	—
Italy	—	3,948,506	—
Japan	—	36,434,326	—
Netherlands	—	16,396,342	—
Norway	—	2,320,945	—
Portugal	—	3,166,976	—
South Korea	—	3,397,002	—
Switzerland	—	22,505,541	—
Taiwan	—	3,529,365	—
United Arab Emirates	—	2,304,198	—
United Kingdom	2,189,031	24,948,413	—
United States	2,503,040	2,518,776	—

Total common stocks	11,833,201	190,831,863	11
Short-term investments	4,500,283	799,941	—

Totals by level	$16,333,484	$191,631,804	$11
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$97,087	$—

Totals by level	$—	$97,087	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$128,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com